Staff expenses (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Staff Expenses

Staff expenses

	1 January to 30 June
6 month period	2018	2017
Salaries	1,666	1,646
Pension costs and other staff-related benefit costs	190	201
Social security costs	261	250
Share-based compensation arrangements	26	32
External employees	439	329
Education	41	36
Other staff costs	100	86

	2,723	2,580